Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Investments	$ 31,865	$ 32,118
Accumulated other comprehensive loss	(145,869)	(136,299)
West African Resources Ltd. (Note 8)
Disclosure of financial assets [line items]
Investments	17,764	21,289
Accumulated other comprehensive loss	(2,766)	759
Osino Resources Corp. (Note 8)
Disclosure of financial assets [line items]
Investments	7,302	0
Accumulated other comprehensive loss	347	0
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	3,523	8,615
Accumulated other comprehensive loss	(16,670)	(11,578)
Matador Mining Ltd.
Disclosure of financial assets [line items]
Investments	2,430	0
Accumulated other comprehensive loss	68	0
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	602	1,286
Accumulated other comprehensive loss	(12,798)	(12,114)
Libero Copper & Gold Corporation
Disclosure of financial assets [line items]
Investments	238	904
Accumulated other comprehensive loss	(394)	272
Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	6	24
Accumulated other comprehensive loss	(14)	4
Investments in Equity Instruments Designated At Fair Value Through Other Comprehensive Income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(32,227)	(22,657)
Cost
Disclosure of financial assets [line items]
Investments	64,092	54,775
Cost | West African Resources Ltd. (Note 8)
Disclosure of financial assets [line items]
Investments	20,530	20,530
Cost | Osino Resources Corp. (Note 8)
Disclosure of financial assets [line items]
Investments	6,955	0
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | Matador Mining Ltd.
Disclosure of financial assets [line items]
Investments	2,362	0
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | Libero Copper & Gold Corporation
Disclosure of financial assets [line items]
Investments	632	632
Cost | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	$ 20	$ 20